REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,162	$ 4,714	$ 255	$ 471
Managed service agreements and other
Disaggregation of Revenue [Line Items]
Total revenue			$ 255	$ 471